Other Payables and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Other payables and accrued liabilities consist of the following:

	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
Salary payables	989,520	991,441	138,496
Other payables and accrued expenses	562,145,062	628,277,542	87,765,421
Accrued interest payable	9,739,427	9,739,427	1,360,521
Total other payables and accrued liabilities	572,874,009	639,008,410	89,264,438